Quarterly Holdings Report
for

Fidelity Freedom® Blend 2010 Fund

June 30, 2020

FBF-Y10-QTLY-0820
1.9892463.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	131,433	$2,356,599
Fidelity Series Commodity Strategy Fund (a)	450,218	1,728,837
Fidelity Series Large Cap Growth Index Fund (a)	127,557	1,604,664
Fidelity Series Large Cap Stock Fund (a)	116,186	1,634,742
Fidelity Series Large Cap Value Index Fund (a)	280,792	3,085,906
Fidelity Series Small Cap Opportunities Fund (a)	64,411	787,751
Fidelity Series Value Discovery Fund(a)	94,427	1,104,792
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,297,487)		12,303,291

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	61,742	589,016
Fidelity Series Emerging Markets Fund (a)	69,042	590,311
Fidelity Series Emerging Markets Opportunities Fund (a)	278,146	5,332,066
Fidelity Series International Growth Fund (a)	93,294	1,599,063
Fidelity Series International Index Fund (a)	69,133	656,073
Fidelity Series International Small Cap Fund (a)	32,634	521,485
Fidelity Series International Value Fund (a)	190,173	1,599,353
Fidelity Series Overseas Fund (a)	154,367	1,593,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,214,155)		12,480,432

Bond Funds - 46.6%
Fidelity Series Corporate Bond Fund (a)	451,811	5,037,696
Fidelity Series Emerging Markets Debt Fund (a)	49,427	443,360
Fidelity Series Floating Rate High Income Fund (a)	10,974	94,598
Fidelity Series Government Bond Index Fund (a)	538,242	6,065,990
Fidelity Series High Income Fund (a)	54,235	478,895
Fidelity Series Inflation-Protected Bond Index Fund (a)	617,707	6,455,042
Fidelity Series Investment Grade Bond Fund (a)	556,321	6,748,178
Fidelity Series Investment Grade Securitized Fund (a)	435,563	4,625,682
Fidelity Series Long-Term Treasury Bond Index Fund (a)	150,102	1,559,556
Fidelity Series Real Estate Income Fund (a)	28,955	279,702
TOTAL BOND FUNDS
(Cost $29,902,818)		31,788,699

Short-Term Funds - 17.0%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	2,255,784	2,255,784
Fidelity Series Short-Term Credit Fund (a)	210,222	2,148,467
Fidelity Series Treasury Bill Index Fund (a)	720,162	7,208,822
TOTAL SHORT-TERM FUNDS
(Cost $11,561,358)		11,613,122
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $65,975,818)		68,185,544
NET OTHER ASSETS (LIABILITIES) - 0.0%		(818)
NET ASSETS - 100%		$68,184,726

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,583,767	$430,220	$295,264	$--	$14,423	$623,453	$2,356,599
Fidelity Series Canada Fund	532,654	78,936	102,314	--	(18,889)	98,629	589,016
Fidelity Series Commodity Strategy Fund	1,970,686	188,085	509,151	--	(106,635)	185,852	1,728,837
Fidelity Series Corporate Bond Fund	3,803,180	986,220	141,583	35,101	1,051	388,828	5,037,696
Fidelity Series Emerging Markets Debt Fund	364,007	47,579	10,736	5,703	47	42,463	443,360
Fidelity Series Emerging Markets Fund	333,113	194,990	22,618	--	639	84,187	590,311
Fidelity Series Emerging Markets Opportunities Fund	3,278,590	1,555,112	343,146	--	(896)	842,406	5,332,066
Fidelity Series Floating Rate High Income Fund	80,173	11,172	2,597	1,041	(2)	5,852	94,598
Fidelity Series Government Bond Index Fund	5,890,670	767,085	586,108	23,594	15,155	(20,812)	6,065,990
Fidelity Series Government Money Market Fund 0.25%	2,009,286	1,764,413	1,517,915	1,613	--	--	2,255,784
Fidelity Series High Income Fund	405,538	57,115	12,987	6,459	53	29,176	478,895
Fidelity Series Inflation-Protected Bond Index Fund	5,522,760	899,573	179,724	3,293	1,433	211,000	6,455,042
Fidelity Series International Growth Fund	1,613,636	188,088	480,461	--	6,712	271,088	1,599,063
Fidelity Series International Index Fund	577,479	115,972	131,114	--	(12,567)	106,303	656,073
Fidelity Series International Small Cap Fund	475,189	52,162	96,160	--	(2,565)	92,859	521,485
Fidelity Series International Value Fund	1,538,771	225,412	422,989	--	(31,782)	289,941	1,599,353
Fidelity Series Investment Grade Bond Fund	5,764,412	883,881	210,854	43,368	3,627	307,112	6,748,178
Fidelity Series Investment Grade Securitized Fund	4,003,490	779,432	187,204	16,713	1,099	28,865	4,625,682
Fidelity Series Large Cap Growth Index Fund	1,170,649	327,616	206,438	26,978	19,125	293,712	1,604,664
Fidelity Series Large Cap Stock Fund	1,214,409	293,279	82,712	--	3,213	206,553	1,634,742
Fidelity Series Large Cap Value Index Fund	2,267,339	651,339	133,524	--	8,521	292,231	3,085,906
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,458	282,692	128,482	31,207	15,898	(50,010)	1,559,556
Fidelity Series Overseas Fund	1,511,094	249,450	450,801	--	(30,802)	314,124	1,593,065
Fidelity Series Real Estate Income Fund	219,579	35,308	8,141	3,560	(40)	32,996	279,702
Fidelity Series Short-Term Credit Fund	2,064,907	12,413	--	12,412	--	71,147	2,148,467
Fidelity Series Small Cap Opportunities Fund	596,490	177,491	105,784	--	(10,731)	130,285	787,751
Fidelity Series Treasury Bill Index Fund	7,142,092	88,759	514	26,278	--	(21,515)	7,208,822
Fidelity Series Value Discovery Fund	702,241	337,520	51,615	--	4,061	112,585	1,104,792
Total	$58,075,659	$11,681,314	$6,420,936	$237,320	$(119,852)	$4,969,310	$68,185,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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